Average Annual Total Returns		12 Months Ended	14 Months Ended	23 Months Ended		27 Months Ended		35 Months Ended		60 Months Ended	84 Months Ended		120 Months Ended	341 Months Ended		405 Months Ended		494 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Ultra-Short Income ETF | Bloomberg 9-12 Months Short Treasury Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.40%				4.99%	[2]
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Ultra-Short Income ETF | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	7.58%				7.83%	[2]
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Ultra-Short Income ETF | Eaton Vance Ultra-Short Income ETF
Prospectus [Line Items]
Average Annual Return, Percent		5.16%				5.96%
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Ultra-Short Income ETF | Eaton Vance Ultra-Short Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4]	3.20%				3.83%
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Ultra-Short Income ETF | Eaton Vance Ultra-Short Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.03%				3.64%
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance High Yield ETF | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	7.58%				7.83%	[6]
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance High Yield ETF | ICE BofA BB-B U.S. High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]	8.73%				10.78%	[6]
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance High Yield ETF | Eaton Vance High Yield ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.94%				10.54%
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance High Yield ETF | Eaton Vance High Yield ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[8]	5.71%				7.25%
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance High Yield ETF | Eaton Vance High Yield ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.23%				6.66%
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Intermediate Municipal Income ETF | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]	4.25%				5.85%	[10]
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Intermediate Municipal Income ETF | ICE BofA 2-17 Year US Municipal Securities Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]	5.17%				5.66%	[10]
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Intermediate Municipal Income ETF | Eaton Vance Intermediate Municipal Income ETF
Prospectus [Line Items]
Average Annual Return, Percent		5.73%				6.60%
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Intermediate Municipal Income ETF | Eaton Vance Intermediate Municipal Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[12]	5.71%				6.51%
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Intermediate Municipal Income ETF | Eaton Vance Intermediate Municipal Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.88%				5.89%
Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF | Morningstar LSTA US Leveraged Loan Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[13]	5.90%		7.40%	[14]
Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[15]	7.58%		5.51%	[14]
Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF
Prospectus [Line Items]
Average Annual Return, Percent		5.78%		6.83%
Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[16]	2.71%		3.84%
Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.37%		3.93%
Morgan Stanley Eaton Vance Short Duration Municipal Income ETF | Eaton Vance Short Duration Municipal Income ETF | ICE BofA 1-3 Year US Municipal Securities Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[17]	3.72%								1.56%	1.84%	[18]
Morgan Stanley Eaton Vance Short Duration Municipal Income ETF | Eaton Vance Short Duration Municipal Income ETF | Short Duration Municipal Income Blend Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[19]	3.72%								2.31%	1.88%	[18]
Morgan Stanley Eaton Vance Short Duration Municipal Income ETF | Eaton Vance Short Duration Municipal Income ETF | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[20]	4.25%								0.80%	2.41%	[18]
Morgan Stanley Eaton Vance Short Duration Municipal Income ETF | Eaton Vance Short Duration Municipal Income ETF | I
Prospectus [Line Items]
Average Annual Return, Percent		4.38%								2.63%	2.17%
Morgan Stanley Eaton Vance Short Duration Municipal Income ETF | Eaton Vance Short Duration Municipal Income ETF | I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[21]	4.38%								2.17%	1.72%
Morgan Stanley Eaton Vance Short Duration Municipal Income ETF | Eaton Vance Short Duration Municipal Income ETF | I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.89%								2.09%	1.66%
Morgan Stanley Eaton Vance Short Duration Income ETF | Eaton Vance Short Duration Income ETF | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[22]	7.58%								0.06%			2.44%			4.96%	[23]
Morgan Stanley Eaton Vance Short Duration Income ETF | Eaton Vance Short Duration Income ETF | Bloomberg U.S. Credit 1-5 Year Index (reflects no deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[24]	6.74%								2.15%			2.84%			4.64%	[23]
Morgan Stanley Eaton Vance Short Duration Income ETF | Eaton Vance Short Duration Income ETF | Short Duration Income Blend Index (reflects no deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[25]	6.74%								2.27%			2.12%			3.61%	[23]
Morgan Stanley Eaton Vance Short Duration Income ETF | Eaton Vance Short Duration Income ETF | I
Prospectus [Line Items]
Average Annual Return, Percent		6.90%								2.94%			3.44%			3.09%
Morgan Stanley Eaton Vance Short Duration Income ETF | Eaton Vance Short Duration Income ETF | I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[26]	4.88%								1.66%			2.35%			1.68%
Morgan Stanley Eaton Vance Short Duration Income ETF | Eaton Vance Short Duration Income ETF | I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.05%								1.69%			2.18%			1.79%
Morgan Stanley Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[27]	7.58%								0.06%			2.44%
Morgan Stanley Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[28]	7.30%								(0.36%)			2.01%					5.96% [29]
Morgan Stanley Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF | I
Prospectus [Line Items]
Average Annual Return, Percent		8.23%								0.62%			3.84%					6.36%
Morgan Stanley Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF | I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[30]	6.24%								(1.10%)			2.20%					3.93%
Morgan Stanley Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF | I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.84%								(0.28%)			2.26%					3.98%
Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[31]	7.30%								(0.36%)			2.01%	4.13%	[32]
Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF | Bloomberg Global Aggregate (Hedged USD) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[33]	4.86%								0.34%			2.39%	4.29%	[32]
Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF | Income Opportunities Blend Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[34]	6.66%								0.68%			2.38%	3.84%	[32]
Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF | Eaton Vance Strategic Income Opportunities ETF
Prospectus [Line Items]
Average Annual Return, Percent		10.25%								3.49%			4.54%	4.29%
Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF | Eaton Vance Strategic Income Opportunities ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[35]	7.69%								1.40%			2.72%	1.98%
Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF | Eaton Vance Strategic Income Opportunities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.00%								1.72%			2.69%	2.19%
Morgan Stanley ETF Trust | Eaton Vance Mortgage Opportunities ETF | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[36]	7.58%								0.06%			2.44%	4.44%	[37]
Morgan Stanley ETF Trust | Eaton Vance Mortgage Opportunities ETF | Bloomberg U.S. Mortgage-Backed Securities (MBS) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[38]	8.58%								0.15%			1.59%	3.96%	[37]
Morgan Stanley ETF Trust | Eaton Vance Mortgage Opportunities ETF | Eaton Vance Mortgage Opportunities ETF
Prospectus [Line Items]
Average Annual Return, Percent		9.29%								3.28%			4.13%	4.50%
Morgan Stanley ETF Trust | Eaton Vance Mortgage Opportunities ETF | Eaton Vance Mortgage Opportunities ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[39]	7.05%								1.36%			2.28%	2.50%
Morgan Stanley ETF Trust | Eaton Vance Mortgage Opportunities ETF | Eaton Vance Mortgage Opportunities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.45%								1.64%			2.34%	2.59%
Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[40]	17.88%	14.10% [41]
Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Parametric Equity Plus ETF
Prospectus [Line Items]
Average Annual Return, Percent		20.12%	16.26%
Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Parametric Equity Plus ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[42]	19.81%	15.93%
Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Parametric Equity Plus ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		20.10%	12.36%
Morgan Stanley Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[43]	17.88%				24.17%	[44]
Morgan Stanley Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[45]	15.91%				18.39%	[44]
Morgan Stanley Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.63%				9.07%
Morgan Stanley Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[46]	5.14%				7.77%
Morgan Stanley Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.42%				6.69%
Parametric Hedged Equity ETF_Pro_January 2026_485B | Parametric Hedged Equity ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[47]	17.88%				24.17%	[48]
Parametric Hedged Equity ETF_Pro_January 2026_485B | Parametric Hedged Equity ETF | Parametric Hedged Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.09%				14.95%
Parametric Hedged Equity ETF_Pro_January 2026_485B | Parametric Hedged Equity ETF | Parametric Hedged Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[49]	11.83%				14.42%
Parametric Hedged Equity ETF_Pro_January 2026_485B | Parametric Hedged Equity ETF | Parametric Hedged Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.33%				11.44%
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert International Responsible Index ETF | MSCI World ex USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[50]	31.85%						14.95%	[51]
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert International Responsible Index ETF | Calvert International Responsible Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[52]	33.45%						16.15%	[51]
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert International Responsible Index ETF | Calvert International Responsible Index ETF
Prospectus [Line Items]
Average Annual Return, Percent		33.15%						16.02%
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert International Responsible Index ETF | Calvert International Responsible Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[53]	31.87%						15.11%
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert International Responsible Index ETF | Calvert International Responsible Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		19.89%						12.29%
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Core Responsible Index ETF | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[54]	17.37%						21.38%	[55]
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Core Responsible Index ETF | Calvert US Large-Cap Core Responsible Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[56]	16.25%						21.10%	[55]
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Core Responsible Index ETF | Calvert US Large-Cap Core Responsible Index ETF
Prospectus [Line Items]
Average Annual Return, Percent		16.02%						20.85%
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Core Responsible Index ETF | Calvert US Large-Cap Core Responsible Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[57]	15.72%						20.54%
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Core Responsible Index ETF | Calvert US Large-Cap Core Responsible Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.67%						16.47%
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[58]	17.37%						21.38%	[59]
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF | Calvert US Large-Cap Diversity Research Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[60]	16.64%						20.53%	[59]
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF | Calvert US Large-Cap Diversity Equity and Inclusion Index ETF
Prospectus [Line Items]
Average Annual Return, Percent		16.38%						20.28%
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF | Calvert US Large-Cap Diversity Equity and Inclusion Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[61]	16.06%						19.93%
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF | Calvert US Large-Cap Diversity Equity and Inclusion Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.89%						15.99%
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Mid-Cap Core Responsible Index ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[62]	17.88%						21.78%	[63]
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Mid-Cap Core Responsible Index ETF | Calvert US Mid-Cap Core Responsible Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[64]	9.60%						10.52%	[63]
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Mid-Cap Core Responsible Index ETF | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[65]	10.60%						12.42%	[63]
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Mid-Cap Core Responsible Index ETF | Calvert US Mid-Cap Core Responsible Index ETF
Prospectus [Line Items]
Average Annual Return, Percent		9.39%						10.28%
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Mid-Cap Core Responsible Index ETF | Calvert US Mid-Cap Core Responsible Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[66]	8.98%						9.93%
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Mid-Cap Core Responsible Index ETF | Calvert US Mid-Cap Core Responsible Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.77%						7.95%
Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF | Bloomberg 9-12 Months Short Treasury Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[67]	4.40%						4.83%	[68]
Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[69]	7.58%						4.42%	[68]
Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF | Calvert Ultra-Short Investment Grade ETF
Prospectus [Line Items]
Average Annual Return, Percent		4.99%						5.71%
Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF | Calvert Ultra-Short Investment Grade ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[70]	3.00%						3.54%
Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF | Calvert Ultra-Short Investment Grade ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.93%						3.43%

[1]
4	The Bloomberg 9-12 Months Short Treasury Index measures the performance of U.S. Treasury bills, notes and bonds with a maturity between nine and 12 months. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
3	Since Inception reflects the inception date of Fund (commenced operations on 10/16/23).

[3]
2	The Bloomberg U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-Employee Retirement Income Security Act of 1974 (non-ERISA) eligible portion of the CMBS Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment grade or high-yield. It is not possible to invest directly in an index.

[4]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[5]
2	The Bloomberg U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-Employee Retirement Income Security Act of 1974 (non-ERISA) eligible portion of the CMBS Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment grade or high-yield. It is not possible to invest directly in an index.

[6]
3	Since Inception reflects the inception date of Fund (commenced operations on 10/16/23).

[7]
4	The ICE BofA BB-B US High Yield Index is an unmanaged index of below investment grade (BB-B) US corporate bonds. It is not possible to invest directly in an index.

[8]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[9]
2	The Bloomberg Municipal Bond Index covers the USD denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. It is not possible to invest directly in an index.

[10]
3	Since Inception reflects the inception date of Fund (commenced operations on 10/16/23).

[11]
4	The ICE BofA 2-17 Year US Municipal Securities Index is designed to track the performance of USD-denominated taxable municipal debt with a maturity between 2 and 17 years that is issued publicly by states and territories within the United States, as well as their political subdivisions, in the U.S. market. It is not possible to invest directly in an index.

[12]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[13]
4	The Morningstar LSTA US Leveraged Loan Total Return Index is designed to measure the performance of the 100 largest facilities in the US leveraged loan market. It is not possible to invest directly in an index.

[14]
3	Since Inception reflects the inception date of Fund (commenced operations on 02/06/24).

[15]
2	The Bloomberg U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-Employee Retirement Income Security Act of 1974 (non-ERISA) eligible portion of the CMBS Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment grade or high-yield. It is not possible to invest directly in an index.

[16]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[17]
4	The ICE BofA (Intercontinental Exchange Bank of America) 1-3 Year US Municipal Securities Index is a subset of ICE BofA US Municipal Securities Index including all securities with a remaining term to final maturity less than 3 years. ICE BofA US Municipal Securities Index tracks the performance of US dollar denominated investment grade tax-exempt debt publicly issued by US states and territories, and their political subdivisions, in the US domestic market. Qualifying securities must have at least one year remaining term to final maturity, at least 18 months to final maturity at the time of issuance, a fixed coupon schedule and an investment grade rating (based on an average of Moody’s, S&P and Fitch). It is not possible to invest directly in an index.

[18]
3	Since Inception reflects the inception date of the Predecessor Fund (commenced operations on 12/19/2018).

[19]
5	The Short Duration Municipal Income Blended Index is a performance linked benchmark of the old and new benchmark of the Fund. The old benchmark represented by Bloomberg BVAL Municipal AAA Yield Curve (Callable) 3-Month Index (a municipal “AAA” 5% coupon benchmark yield curve that is the baseline curve for BVAL tax-exempt municipals) for periods from the Predecessor Fund’s inception to July 30, 2023, and the new additional index represented by ICE BofA 1-3 Year US Municipal Securities Index for the periods thereafter. It is not possible to invest directly in an index.

[20]
2	The Bloomberg Municipal Bond Index covers the USD denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. It is not possible to invest directly in an index.

[21]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[22]
3	The Bloomberg U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-Employee Retirement Income Security Act of 1974 (non-ERISA) eligible portion of the CMBS Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment grade or high-yield. It is not possible to invest directly in an index.

[23]
4	Since Inception reflects the inception date of Class I of the Predecessor Fund (commenced operations on 3/31/92).

[24]
5	The Bloomberg U.S. Credit 1-5 Year Index includes investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets. It is composed of the Bloomberg US Corporate Index and a non-corporate component that includes non-US agencies, sovereigns, supranationals and local authorities. Securities must have a maturity greater than or equal to 1 years and less than 5 years. The Bloomberg U.S. Credit 1-5 Year Index is an index that the Adviser believes is representative of the Fund’s investment universe after the Reorganization but was not previously used for purposes of comparing the Predecessor Fund’s performance. It is not possible to invest directly in an index.

[25]
6	The Short Duration Income Blend Index is a performance linked benchmark of the old benchmarks represented by the Bloomberg 1-3 Year U.S. Government/Credit Index (benchmark that tracks the securities in the 1-3 year maturity range of the Bloomberg U.S. Government/Credit Index) for periods from the Predecessor Fund’s inception to January 8, 2016, the ICE BofA 1-Year U.S. Treasury Note Index (benchmark tracks one-year U.S. government securities) from January 9, 2016 to July 31, 2019, the Bloomberg 1-3 Year U.S. Government/Credit Index from August 1, 2019 to June 13, 2024, and the Fund’s new additional index represented by the Bloomberg U.S. Credit 1-5 Year Index for periods thereafter. It is not possible to invest directly in an index.

[26]
2	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[27]
3	The Bloomberg U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-Employee Retirement Income Security Act of 1974 (non-ERISA) eligible portion of the CMBS Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment grade or high-yield. It is not possible to invest directly in an index.

[28]
4	The Bloomberg U.S. Aggregate Index tracks the performance of U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. It is not possible to invest directly in an index.

[29]
5	Since Inception reflects the inception date of Class I of the Predecessor Fund (commenced operations on 11/14/84).

[30]
2	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[31]
2	The Bloomberg U.S. Aggregate Index tracks the performance of U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. It is not possible to invest directly in an index. Effective May 30, 2025, the Predecessor Fund changed its primary benchmark from the Bloomberg Global Aggregate (Hedged USD) Index to the Bloomberg U.S. Aggregate Index because the Adviser believed the Bloomberg U.S. Aggregate Index was a more appropriate benchmark for the Predecessor Fund.

[32]
3	Since Inception reflects the inception date of Class I shares of the Predecessor Fund (commenced operations on July 28, 1997).

[33]
4	The Bloomberg Global Aggregate (Hedged USD) Index provides a broad-based measure of the global investment grade fixed-rate debt markets. Currency exposure is hedged to the U.S. dollar. It is not possible to invest directly in an index.

[34]
5	The Income Opportunities Blend Index is a performance linked benchmark of (i) the old benchmark represented by Bloomberg Global Aggregate Index (unhedged USD) (a benchmark that provides a broad-based measure of the global investment grade fixed rate debt markets with returns in unhedged USD) for the periods from the Predecessor Fund’s inception to December 31, 2016; (ii) the prior benchmark represented by Bloomberg Global Aggregate (Hedged USD) Index for periods from January 1, 2017 to May 29, 2025; and (iii) the new benchmark Bloomberg U.S. Aggregate Index for periods thereafter. It is not possible to invest directly in an index.

[35]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[36]
3	The Bloomberg U.S. Universal Index represents the union of the US Aggregate Index, US Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, US Emerging Markets Index, and the non-Employee Retirement Income Security Act of 1974 (non-ERISA) eligible portion of the CMBS Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment grade or high-yield. It is not possible to invest directly in an index.

[37]
4	Since Inception reflects the inception date of Class I shares of the Predecessor Fund (commenced operations on July 28, 1997).

[38]
5	The Bloomberg U.S. Mortgage Backed Securities (MBS) Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). This Index is the Mortgage Backed Securities Fixed Rate component of the Bloomberg U.S. Aggregate Index. It is not possible to invest directly in an index.

[39]
2	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[40]
2	The Standard & Poor’s 500® Index (S&P 500® Index) measures the performance of the large cap segment of the U.S. equities market, covering approximately 80% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. It is not possible to invest directly in an index.

[41]
3	Since Inception reflects the inception date of the Fund (commenced operations on 11/7/24).

[42]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[43]
2	The Standard & Poor’s 500® Index (S&P 500® Index) measures the performance of the large cap segment of the U.S. equities market, covering approximately 80% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. It is not possible to invest directly in an index.

[44]
3	Since Inception reflects the inception date of the Fund (commenced operations on 10/16/23).

[45]
4	The Russell 1000® Value Index is an index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.

[46]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[47]
2	The Standard & Poor’s 500® Index (S&P 500® Index) measures the performance of the large cap segment of the U.S. equities market, covering approximately 80% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. It is not possible to invest directly in an index.

[48]
3	Since Inception reflects the inception date of the Fund (commenced operations on 10/16/23).

[49]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[50]
2	MSCI World ex USA Index is an unmanaged index of equity securities in the developed markets, excluding the United States. MSCI indexes are net of foreign withholding taxes. MSCI World ex USA Index is a free float adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets excluding the United States. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. It is not possible to invest directly in an index.

[51]
3	Since Inception reflects the inception date of the Fund (commenced operations on 01/30/23).

[52]
4	The Calvert International Responsible Index is composed of common stocks of large companies in developed markets, excluding the U.S. Large companies in developed markets are the 1,000 largest publicly traded companies, excluding real estate investment trusts and business development companies, in markets that Calvert Research and Management (“CRM”) determines to be developed markets based on a set of criteria including level of economic development, existence of capital controls, openness to foreign direct investment, market trading and liquidity conditions, regulatory environment, treatment of minority shareholders, and investor expectations. The Calvert Principles for Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization, by country and by sector, subject to certain prescribed limits. It is not possible to invest directly in an index.

[53]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[54]
2	The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index.

[55]
3	Since Inception reflects the inception date of the Fund (commenced operations on 01/30/23).

[56]
4	The Calvert US Large-Cap Core Responsible Index is composed of common stocks of large companies that operate their businesses in a manner consistent with the Calvert Principles for Responsible Investment. Large companies are the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding real estate investment trusts and business development companies. The Calvert Principles for Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. It is not possible to invest directly in an index

[57]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[58]
2	The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index.

[59]
3	Since Inception reflects the inception date of the Fund (commenced operations on 01/30/23).

[60]
4	The Calvert US Large-Cap Diversity Research Index is composed of companies that operate their businesses in a manner that is consistent with the Calvert Principles and are selected from the universe of the 1,000 largest publicly traded US companies by market capitalization. As described in the Index Methodology and as determined by Calvert, Index components must meet certain criteria relating to leadership in talent management practices, or demonstrate significant improvements in talent management practices. It is not possible to invest directly in an index.

[61]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[62]
2	The Standard & Poor’s 500® Index (S&P 500® Index) measures the performance of the large cap segment of the U.S. equities market, covering approximately 80% of the U.S. equities market. The S&P 500® Index includes 500 leading companies in leading industries of the U.S. economy. It is not possible to invest directly in an index.

[63]
3	Since Inception reflects the inception date of the Fund (commenced operations on 01/30/23).

[64]
4	The Calvert US Mid-Cap Core Responsible Index is composed of common stocks of mid-sized companies that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. Mid-size companies are the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding real estate investment trusts, business development companies and approximately the 200 largest publicly traded U.S. companies. The Calvert Principles of Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. It is not possible to invest directly in an index.

[65]
5	Russell Midcap® Index is an unmanaged index of U.S. mid-cap stocks. The Russell Midcap® Index measures the performance of the mid-cap segment of the US equity universe. The Russell Midcap Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. It is not possible to invest directly in an index.

[66]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[67]
4	The Bloomberg 9-12 Months Short Treasury Index measures the performance of U.S. Treasury bills, notes and bonds with a maturity between nine and 12 months. It is not possible to invest directly in an index.

[68]
3	Since Inception reflects the inception date of the Fund (commenced operations on 01/30/23).

[69]
2	The Bloomberg U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-Employee Retirement Income Security Act of 1974 (non-ERISA) eligible portion of the CMBS Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment grade or high-yield. It is not possible to invest directly in an index.

[70]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.